Clough Select Equity ETF
Schedule of Investments
July 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.1%
Banking — 5.3%
ICICI Bank, Ltd. - ADR (b)	6,877	$168,968
NU Holdings, Ltd. - Class A (a)(b)	19,800	157,608
		326,576
Consumer Discretionary Products — 5.8%
indie Semiconductor, Inc. - Class A (a)	17,419	165,132
Skyline Champion Corp. (a)	2,800	195,048
		360,180
Consumer Discretionary Services — 14.6%
2U, Inc. (a)	27,296	130,474
Arcos Dorados Holdings, Inc. - Class A (b)	13,798	155,917
Carnival Corp. (a)(b)	6,600	124,344
DraftKings, Inc. - Class A (a)	3,900	123,942
OneSpaWorld Holdings, Ltd. (a)(b)	12,700	163,132
Service Corp. International	3,058	203,816
		901,625
Consumer Staple Products — 2.1%
Carlsberg AS - Class B - ADR (b)	4,289	128,370

Health Care — 8.4%
Humacyte, Inc. (a)	62,194	203,996
ModivCare, Inc. (a)	3,227	141,149
TransMedics Group, Inc. (a)	1,897	176,762
		521,907
Industrial Products — 5.8%
Blue Bird Corp. (a)	9,100	190,554
Chart Industries, Inc. (a)	940	171,230
		361,784
Industrial Services — 4.4%
Rollins, Inc.	3,613	147,519
Sterling Infrastructure, Inc. (a)	2,100	125,979
		273,498
Insurance — 2.5%
Tokio Marine Holdings, Inc. - ADR (a)(b)	6,595	151,817

Materials — 7.9%
Agnico Eagle Mines, Ltd. (b)	3,182	166,769
B2Gold Corp. (b)	45,410	158,481
Kinross Gold Corp. (b)	33,047	164,574
		489,824
Media — 2.8%
MakeMyTrip, Ltd. (a)(b)	5,950	171,182

Oil & Gas — 12.5%
Chesapeake Energy Corp.	1,783	150,378
Helix Energy Solutions Group, Inc. (a)	16,800	161,280
New Fortress Energy, Inc.	4,400	125,620
Pioneer Natural Resources Co.	717	161,805
TechnipFMC PLC (a)(b)	9,481	173,882
		772,965
Retail & Wholesale - Discretionary — 7.1%
MercadoLibre, Inc. (a)	141	174,565
Natura & Co. Holding SA - ADR (a)(b)	18,997	145,517
The RealReal, Inc. (a)	43,985	120,519
		440,601
Software & Technology Services — 8.9%
Planet Labs PBC (a)	46,500	172,980
SS&C Technologies Holdings, Inc.	3,266	190,245
StoneCo., Ltd. - Class A (a)(b)	12,850	186,196
		549,421
Technology Hardware & Semiconductors — 2.7%
Aehr Test Systems (a)	3,244	169,207

Utilities — 8.3%
American Electric Power Co., Inc.	2,054	174,056
Avista Corp.	4,104	158,579
Hawaiian Electric Industries, Inc.	4,693	180,164
		512,799
TOTAL COMMON STOCKS (Cost $5,465,324)		6,131,756

MONEY MARKET FUNDS — 3.5%
First American Government Obligations Fund - Class X, 5.14% (c)	218,184	218,184
TOTAL MONEY MARKET FUNDS (Cost $218,184)		218,184

TOTAL INVESTMENTS (Cost $5,683,508) — 102.6%		6,349,940
Other assets and liabilities, net — (2.6)%		(159,960)
NET ASSETS — 100.0%		$6,189,980

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the seven-day yield at period end.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of July 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$6,131,756	$-	$-	$6,131,756
Money Market Funds	218,184	-	-	218,184
Total Investments - Assets	$6,349,940	$-	$-	$6,349,940

* See the Schedule of Investments for industry classifications.